INVENTORIES	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
INVENTORIES [Text Block]
6. INVENTORIES
	March 31,	March 31,
	2022	2021
	$	$

Raw materials	477,095	-
Finished goods	188,477	-
	665,572	-

Included in prepaids and deposits are $855,415 of prepayments made for inventory to be delivered subsequent to year end.